Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
As of December 31, 2018, minimum lease payments under all non-cancellable leases were as follows:

Year ended December 31, 2018
RMB
2019	161,402
2020	139,306
2021	102,574
2022	100,001
2023 and after	140,201

Total lease commitment	643,484

Schedule Of Future Aggregate Minimum Payments
The future aggregate minimum payments under the license agreement are as follows:

Year ended December 31, 2018
RMB
2019	25,912
2020	37,524
2021	55,160
2022	81,051
2023 and after	295,687

Total other commitment	495,334